Schedule of Stock Options Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Number of shares, options outstanding, beginning balance	64,850
Weighted average exercise price, outstanding, beginning balance	$ 68.00
Aggregate intrinsic value, outstanding, beginning balance
Number of shares, options outstanding, granted	59,048
Weighted average exercise price, options outstanding, granted	$ 7.74
Aggregate intrinsic value, granted
Number of shares, options outstanding, exercised	(297)
Weighted average exercise price, options outstanding, exercised	$ 8.00
Aggregate intrinsic value, exercised
Number of shares, options outstanding, canceled	(10,973)
Weighted average exercise price, outstanding, canceled	$ 70.68
Aggregate intrinsic value, canceled
Number of shares, options outstanding, ending balance	112,628	64,850
Weighted average exercise price, outstanding, ending balance	$ 41.90	$ 68.00
Aggregate intrinsic value, outstanding, ending balance
Number of shares, options exercisable, ending balance	82,661	818,559
Weighted average exercise price, options exercisable, ending balance	$ 58.23	$ 4.39
Aggregate intrinsic value, options exercisable, ending balance
Proceeds from unit purchase option exercise, shares	297
Number of shares, options outstanding, canceled	10,973
Previously Reported [Member]
Number of shares, options outstanding, beginning balance	1,297,006	1,055,894
Weighted average exercise price, outstanding, beginning balance	$ 3.40	$ 5.09
Aggregate intrinsic value, outstanding, beginning balance		$ 17,250
Number of shares, options outstanding, granted		453,711
Weighted average exercise price, options outstanding, granted		$ 3.59
Number of shares, options outstanding, exercised
Weighted average exercise price, options outstanding, exercised
Number of shares, options outstanding, canceled		(212,599)
Weighted average exercise price, outstanding, canceled		$ 7.96
Number of shares, options outstanding, ending balance		1,297,006
Weighted average exercise price, outstanding, ending balance		$ 3.40
Aggregate intrinsic value, outstanding, ending balance
Proceeds from unit purchase option exercise, shares
Number of shares, options outstanding, canceled		212,599